FINANCIAL INSTRUMENTS - Schedule of Movements in Level 3 Portfolio (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 579,837
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	9	£ 3
At 31 December	591,704	579,837
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Losses recognised in the income statement within other income	(3)	(5)
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(3)	(4)
Level 3 £m | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	399	1,511
Exchange and other adjustments	0	2
Losses recognised in the income statement within other income	(20)	(72)
Purchases/increases to customer loans	3	397
Sales/repayments of customer loans	(87)	(794)
Transfers into the level 3 portfolio	0	4
Transfers out of the level 3 portfolio	0	(649)
At 31 December	295	399
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(19)	(60)
Level 3 £m | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	56	65
Exchange and other adjustments	3	(2)
Losses recognised in the income statement within other income	(3)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	(2)
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(4)	(5)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	52	56
Level 3 £m | Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	455	1,576
Exchange and other adjustments	3	0
Losses recognised in the income statement within other income	(23)	(72)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	(2)
Purchases/increases to customer loans	3	397
Sales/repayments of customer loans	(91)	(799)
Transfers into the level 3 portfolio	0	4
Transfers out of the level 3 portfolio	0	(649)
At 31 December	347	455
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ (19)	£ (60)